REVENUE	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes management fees, third-party freight and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on Company vessels. Net service revenues were less than 10% of total revenue for the three and nine months ended September 30, 2023 and September 30, 2022.
The following table presents the Company's disaggregated revenues by similar types of products and services for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars in thousands)
Diversified produce	$1,308,319	$1,249,080	$3,824,430	$3,738,135
Tropical fruit	638,040	607,832	2,055,621	1,962,480
Health foods and consumer goods	36,546	30,532	101,785	90,690
Commercial cargo	43,193	49,774	136,849	144,946
Other	16,574	23,476	54,328	45,583
Total revenues, net	$2,042,672	$1,960,695	$6,173,013	$5,981,835
The following table presents the Company's disaggregated revenues by channel for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,168,778	$1,163,576	$3,625,945	$3,524,096
Wholesale	656,524	592,649	1,911,919	1,881,301
Food service	138,496	124,806	378,700	340,972
Commercial cargo	43,193	49,774	136,849	144,946
Other	10,466	3,298	40,377	8,463
Revenue from sales to equity method investees	25,215	26,592	79,223	82,057
Total revenue, net	$2,042,672	$1,960,695	$6,173,013	$5,981,835